COMMON STOCK WARRANTS - Schedule of Common Stock Warrant Activity (Details) - shares		12 Months Ended
	Oct. 08, 2021	Dec. 31, 2021
Class of Warrant or Right [Roll Forward]
Warrants or rights at beginning of period (in shares)		0
Warrants issued (in shares)		12,416,621
Warrants exercised (in shares)		955,374
Warrants or rights at end of period (in shares)		11,461,247
Earnout Warrants
Class of Warrant or Right [Roll Forward]
Warrants or rights at beginning of period (in shares)		0
Warrants issued (in shares)		583,334
Warrants exercised (in shares)		0
Warrants or rights at end of period (in shares)		583,334
Public Warrants
Class of Warrant or Right [Roll Forward]
Warrants or rights at beginning of period (in shares)		0
Warrants issued (in shares)		8,333,287
Warrants exercised (in shares)		955,374
Warrants or rights at end of period (in shares)		7,377,913
Private Warrants
Class of Warrant or Right [Roll Forward]
Warrants or rights at beginning of period (in shares)		0
Warrants issued (in shares)		3,500,000
Warrants exercised (in shares)		0
Warrants or rights at end of period (in shares)	4,083,334	3,500,000